Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

Segment information for year 2018

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€278,666	€10,170		€288,836
Internal revenue		8,508	€(8,508)
Other income	29,000	9		29,009
Revenues & other income	307,666	18,687	(8,508)	317,845

Segment result	(19,734)	1,751		(17,983)
Unallocated expenses (1)				(26,824)
Operating loss				(44,807)
Financial (expenses)/income				15,598
Result before tax				(29,209)
Income taxes				(50)
Net loss				€(29,259)
(1)	The unallocated expenses of €26,824 thousand principally comprise of €26,757 thousand of warrant costs.

Segment information for year 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€118,262	€8,825		€127,087
Internal revenue		5,104	€(5,104)
Other income	28,815	15		28,830
Revenues & other income	147,077	13,945	(5,104)	155,918

Segment result	(73,610)	86		(73,524)
Unallocated expenses (1)				(16,278)
Operating loss				(89,802)
Financial (expenses)/income				(25,705)
Result before tax				(115,507)
Income taxes				(198)
Net loss				€(115,704)
(1)	The unallocated expenses of €16,278 thousand principally comprise of €16,536 thousand of warrant costs.

Segment information for year 2016

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€121,616	€7,903		€129,519
Internal revenue		4,379	€(4,379)
Other income	21,922	171		22,093
Revenues & other income	143,538	12,453	(4,379)	151,612

Segment result	1,138	(1,787)		(649)
Unallocated expenses (1)				(10,841)
Operating loss				(11,491)
Financial (expenses)/income				65,737
Result before tax				54,246
Income taxes				(235)
Net income				€54,012

The unallocated expenses of €10,841 thousand principally comprise of €11,034 thousand of warrant costs.

Summary of revenues by destination

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
North America	€117,609	€82,050	€88,628
Europe	171,113	45,037	40,884
Asia Pacific	114	—	6
Total	€288,836	€127,087	€129,519

Summary of revenues by major customers

	Year ended December 31,
	2018		2017		2016
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
North America	€116,640	40%	€80,687	63%	€87,813	68%
Europe	7,793	3%
AbbVie:
Europe	89,936	31%	34,049	27%	32,596	25%
Novartis:
Europe	55,218	19%		0%		0%
Les Laboratoires Servier:
Europe	9,000	3%	67	0%	265	0%
Total revenues from major customers	€278,587	96%	€114,804	90%	120,674	93%

Summary of revenues of the continuing operations by destination

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Galapagos NV (Belgium)	€278,649	€118,244	€121,703
Galapagos SASU (France)	16	18	84
Fidelta d.o.o. (Croatia)	10,170	8,825	7,732
Total revenues	€288,836	€127,087	€129,519